[AAL Letterhead]

April 30, 2002

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.,
Washington, DC 20549

VIA EDGAR

Subject: Rule 497(j) Certification
         AAL Variable Annuity Account I
         File No. 33-82054 File No. 811-8660 CIK No. 0000927649

Dear Commissioners:

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 10 to the Registrant’s registration statement on Form N-4 would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically April 26, 2002.

Please direct any comments or questions concerning this certification to the undersigned at (920)628-3643.

Sincerely,

/s/Rodney A. DeWalt

Rodney A. DeWalt
Attorney